Subsequent Events (Details) $ / shares in Units, $ in Billions	May 14, 2025 MXN ($) Intallment $ / shares	Apr. 29, 2024 $ / shares	Apr. 27, 2023 $ / shares
Subsequent Event [Abstract]
Dividends paid, ordinary shares (in dollars per share)		$ 0.48	$ 0.46
Subsequent Events [Member]
Subsequent Event [Abstract]
Dividends paid, ordinary shares (in dollars per share)	$ 0.52
Number of equal installment | Intallment	2
Share buyback fund amount | $	$ 10